Schedule of lease liabilities (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Lease liabilities payable, net	$ 43,159	$ 6,500
Less: portion classified as current liabilities	(20,353)	(6,500)
Non-current liabilities	22,806
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities	20,353	6,500
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable maturities	$ 22,806